Income Taxes (Tables)	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Components of Pre -Tax Loss

The domestic and foreign components of pre-tax loss were as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
United States	$(113,305)	$(109,669)	$(54,485)
International	(10,287)	(5,387)	5,343

Loss before income taxes	$(123,592)	$(115,056)	$(49,142)

Income Tax Provision

The components of our income tax provision (benefit) were as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
Current
Federal	$—	$—	$37
State	34	28	(46)
Foreign	99	316	4,139

Total current	133	344	4,130

Deferred
Federal	33	80	(110)
State	1	4	15
Foreign	(1,200)	(72)	(901)

Total deferred	(1,166)	12	(996)

Provision for (benefit from) income taxes	$(1,033)	$356	$3,134

Reconciliation Federal Statutory Rate

The reconciliation of the statutory federal income tax rate to our effective tax rate was as follows:

	Year Ended January 31,
	2016	2017	2018
U.S statutory rate	34.00%	34.00%	32.90%
State taxes	(0.03)	(0.03)	10.87
Foreign tax rate differential	(2.91)	(1.86)	(7.33)
Stock-based compensation	(1.57)	(4.61)	38.30
Change in valuation allowance	(31.41)	(28.20)	28.24
Overall impact of federal tax rate change from 34% to 21%	—	—	(121.12)
Research and development credits	—	—	2.30
Other	2.76	0.39	9.46

	0.84%	(0.31)%	(6.38)%

Components of Net Deferred Tax Balances

The significant components of net deferred tax balances were as follows:

	January 31
(in thousands)	2017	2018
Deferred tax assets
Net operating loss carryforwards	$133,630	$115,555
Accruals and reserves	4,696	2,800
Stock-based compensation	9,777	7,846
Property and equipment and intangibles	3,596	4,306
Deferred rent	8,857	5,918
Research and development credits	—	4,977
Other	778	1,720

Total deferred tax assets	161,334	143,122
Deferred tax liabilities
Property and equipment and intangibles	(3,171)	(810)
Contract and other liabilities	(6,735)	(4,115)
Unrealized gain on foreign exchange	—	(1,251)
Deferred contract acquisition costs	(20,386)	(19,234)

Total deferred tax liabilities	(30,292)	(25,410)

Less: Valuation allowance	$(133,479)	$(119,153)

Schedule of Deferred Tax Assets Valuation Allowance

The following table represents the rollforward of our valuation allowance:

	Year Ended January 31,
(in thousands)	2016	2017	2018
Beginning balance	$61,663	$103,416	$133,029
Valuation allowance charged to income tax provision	52,224	45,874	56,566
Adoption of new accounting principle	—	—	5,610
Valuation allowance credited as a result of TCJA	—	—	(59,520)
Valuation allowance credited to income tax provision	(10,471)	(16,261)	(16,532)

Ending balance	$103,416	$133,029	$119,153